Nature of Business and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member]	9 Months Ended
Dec. 31, 2018
Software [Member]
Estimated useful lives for significant property and equipment	3 years
Furniture and Fixtures and Office Equipment [Member]
Estimated useful lives for significant property and equipment	5 years
Machinery [Member]
Estimated useful lives for significant property and equipment	7 years